Share-based compensation (Details)						3 Months Ended		6 Months Ended
	Apr. 15, 2025 USD ($) $ / shares shares	Apr. 03, 2025 shares	Sep. 06, 2024 USD ($) $ / shares shares	Aug. 23, 2024 USD ($) $ / shares shares	Feb. 23, 2024 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($) options	Jun. 30, 2024 USD ($)	Jun. 30, 2024 shares	Jun. 30, 2024	Jun. 30, 2024 options
Share-based compensation (Details) [Line Items]
Share-based payment granted share optiion										57,692				12,308
share-based payment options expired														904
Share options were exercised (in options)											37,192	37,192			(1,446)	1,446
Total gross proceeds (in Dollars) | $									$ 148,086				$ 0
Surplus amount transfer to share capital (in Dollars) | $						$ 84,358		$ 84,358	84,358	$ 84,358	$ 84,358	$ 84,358
Description of share-based payment arrangement								the PSUs and RSUs. Each PSU and RSU converts into one Class B Subordinate Voting Share at $nil exercise price. The Company’s PSU Plan and RSU Plan provides that the number of Class B Subordinate Voting Shares reserved for issuance may not exceed 10% of the aggregate number of Class B Subordinate Voting Shares that are outstanding unless the Board has increased such limit by a Board resolution
Performance share unit, outstanding										0
Share based compensation (in Dollars) | $						0	$ 0		1,316,483				0
Share-based compensation expense (in Dollars) | $						$ 416,978
Restricted Share Unit [Member]
Share-based compensation (Details) [Line Items]
Restricted share unit issued					846
Restricted share fair value (in Dollars) | $			$ 31,009	$ 137,625	$ 49,665
Number of share granted			7,500	32,690
Restricted unit per share (in Dollars per share) | $ / shares			$ 4.13	$ 4.21
Share based compensation (in Dollars) | $									$ 88,568
RSUs Converted to Class B Shares			7,500
Restricted share units [member]
Share-based compensation (Details) [Line Items]
Restricted share unit issued		32,690
Restricted share fair value (in Dollars) | $	$ 378,000
Number of share granted	60,000
Restricted unit per share (in Dollars per share) | $ / shares	$ 6.3
RSUs Converted to Class B Shares	60,000	32,690